SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation	$ (245,133)	$ (221,633)
Total Property and Equipment, net	25,003	44,721
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 41,805	41,805
Estimated useful lives (years)	5 years
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 138,332	134,550
Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years
Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 7,260	7,260
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 82,739	$ 82,739
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	5 years